Share-based compensation - Share options activity (Details) - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares, Outstanding as of January 1	341,830.0
Number of shares, Granted during the year	0
Number of shares, Exercised during the year	(90,803)
Number of shares, Forfeited during the year	0
Number of shares, Outstanding as of December 31	251,027.0	341,830.0
Number of shares, Exercisable as of December 31	251,027.0
Weighted average exercise prices, Outstanding as of January 1	$ 7.05
Weighted average exercise prices, Granted during the year	0
Weighted average exercise prices, Exercised during the year	3.70
Weighted average exercise prices, Forfeited during the year	0
Weighted average exercise prices, Outstanding as of December 31	8.27	$ 7.05
Weighted average exercise prices, Exercisable as of December 31	$ 8.27
Aggregate intrinsic value, Outstanding as of January 1	$ 6,057
Aggregate intrinsic value, Outstanding as of December 31	1,649	$ 6,057
Aggregate intrinsic value, Exercisable as of December 31	$ 1,649
Weighted average remaining contractual life Outstanding as of January 1	1 year 6 months 15 days	2 years 8 months 12 days
Weighted average remaining contractual life Exercisable as of December 31	1 year 6 months 15 days